Notes to the unaudited interim condensed consolidated statement of financial position - Additional information (Details) € in Thousands, $ in Millions				6 Months Ended
	Jun. 01, 2026 USD ($)	Jan. 01, 2026 USD ($)	Jun. 01, 2025 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Other current and non-current liabilities
Other non-current liabilities				€ 1,339	€ 1,193
Decrease in other current liabilities				(2,300)
Decrease in other miscellaneous liabilities				(2,500)
Increase (decrease) in current value added tax liabilities				(500)
Accrued salaries and other employee related taxes				300
Increase (Decrease) in employee related liabilities				200
Increase (Decrease) in other accrued taxes and employee related expenses				200
Payables to social security and employee-benefit organizations relating to employer contributions to share-based payment plans				€ 1,000
Licensing and collaboration agreement with CTTQ
Other current and non-current liabilities
License agreement, payables for credit notes to be issued					€ 2,600	$ 3.0
License agreement, issue of credit notes | $	$ 1.5	$ 1.5	$ 2.0